Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 38,622	₩ 22,147
Loans [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	16,475
Loans [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	16,475
Loans [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | S K USA Inc [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	115,776	61,774
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,383	2,092
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	64	4
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	15,494	11,526
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	901	2,623
Accounts receivable - trade and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,199	3,857
Accounts receivable - trade and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		529
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		84
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4,164	7,097
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	488	241
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	9,726	3,022
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	13,996	8,307
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	109,229	52,585
Accounts receivable - trade and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	35,058	17,929
Accounts receivable - trade and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	31	6
Accounts receivable - trade and others [member] | SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		1,453
Accounts receivable - trade and others [member] | SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		2,649
Accounts receivable - trade and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	349	183
Accounts receivable - trade and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,774	3,610
Accounts receivable - trade and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	6,797	2,851
Accounts receivable - trade and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,190	668
Accounts receivable - trade and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,291	116
Accounts receivable - trade and others [member] | UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	24
Accounts receivable - trade and others [member] | S K USA Inc [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Accounts receivable - trade and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	14,035
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	484,805	575,836
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	103,141	69,652
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	5,682	5,265
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	311	166
Accounts payable - other and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0
Accounts payable - other and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0
Accounts payable - other and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		48,020
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	65	1,197
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	7,266	54,482
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	113,943	198,631
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	33,091	38,022
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	41,890	29,106
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	374,398	451,702
Accounts payable - other and others [member] | Mintit Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	3	131
Accounts payable - other and others [member] | Happy Narae Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	31,979	49,349
Accounts payable - other and others [member] | SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		18,921
Accounts payable - other and others [member] | SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		24,593
Accounts payable - other and others [member] | Contents Wavve Corp [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	19,244	9,873
Accounts payable - other and others [member] | Incross Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	16,152	11,829
Accounts payable - other and others [member] | Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	13,026	7,782
Accounts payable - other and others [member] | SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	43,238	31,652
Accounts payable - other and others [member] | S K RENT A C A R Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	22,895	16,715
Accounts payable - other and others [member] | UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	21,179	₩ 14,932
Accounts payable - other and others [member] | S K USA Inc [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,519
Accounts payable - other and others [member] | SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 17,447